CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2018
Statement of Stockholders' Equity [Abstract]
Stock issuance Cost	$ 52	$ 109